Subsidiaries with material non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Summary of Principal in subsidiaries	The Group’s subsidiaries that have non-controlling interests that are material to the Group at 31 December 2025 are summarised in the table below.

Company	Country of incorporation/operation	Principal activities	Economic interest (%)
Robe River Mining Co. Pty. Ltd.(a)	Australia	Iron ore mining	60
Iron Ore Company of Canada(b)	US/Canada	Iron ore mining; iron ore pellets production	58.72
SimFer Jersey Limited(c)	Jersey/Guinea	Iron ore project	53
Oyu Tolgoi LLC	Mongolia	Copper and gold mining	66
(a)Robe River Mining Co. Pty. Ltd. (which is 60% owned by the Group) holds a 30% economic interest in Robe River Iron Associates (Robe River). North Mining Ltd (which is wholly owned by the Group) holds a 35% economic interest in Robe River. Through these companies the Group recognises a 65% share of the assets, liabilities, revenues and expenses of Robe
River, with a 12% non-controlling interest. The Group therefore has a 53% economic interest in Robe River.
(b)Iron Ore Company of Canada is incorporated in the US, but operates in Canada.
(c)Rio Tinto SimFer UK Limited (which is wholly owned by the Group) holds a 53% interest in SimFer Jersey Limited (SimFer Jersey), a company incorporated in Jersey. SimFer Jersey, in turn, has an 85% interest in SimFer S.A., the company that will carry out the Simandou mining operations in Guinea and an 85% interest in the company which is delivering SimFer
Jersey’s scope of the co-developed rail and port infrastructure. SimFer Jersey at present has a 100% interest in the companies that will own and operate the transhipment vessels, however this is anticipated to reduce to 85% with the Government of Guinea taking a 15% interest before transhipment operations commence. These entities, together with the equity accounted WCS Rail and Port Holding Entities described in note 33, are referred to as the Simandou iron ore project.

Summary of Subsidiaries financial information	This summarised financial information is shown on a 100% basis. It represents the amounts shown in the subsidiaries’ financial statements prepared in accordance with IFRS in line with the Group’s accounting policies, including fair value adjustments, and before intercompany eliminations.

Income statement summary for the year ended 31 December	Iron Ore Company of Canada 2025 US$m	Iron Ore Company of Canada 2024 US$m	SimFer Jersey 2025 US$m	SimFer Jersey 2024 US$m	Oyu Tolgoi LLC(a) 2025 US$m	Oyu Tolgoi LLC(a) 2024 US$m	Robe River Mining Co. Pty. Ltd. 2025 US$m	Robe River Mining Co. Pty. Ltd. 2024 US$m
Revenue	1,903	2,255	–	–	4,992	2,184	1,594	1,746
Profit/(loss) after tax	99	321	(49)	(25)	526	(1,077)	659	782
–attributable to non-controlling interests	41	133	(70)	(18)	140	(436)	264	313
–attributable to Rio Tinto	58	188	21	(7)	386	(641)	395	469
Other comprehensive income/(loss)	125	(205)	–	–	–	–	213	(279)
Total comprehensive income/(loss)	224	116	(49)	(25)	526	(1,077)	872	503

Balance sheet summary as at 31 December	2025 US$m	2024 US$m	2025 US$m	2024 US$m	2025 US$m	2024 US$m	2025 US$m	2024 US$m
Non-current assets	3,236	2,987	6,163	2,908	16,860	16,535	2,969	2,695
Current assets	681	711	577	545	1,713	581	767	743
Current liabilities	(449)	(541)	(852)	(402)	(2,644)	(672)	(170)	(124)
Non-current liabilities	(1,029)	(937)	(121)	(45)	(17,896)	(18,860)	(440)	(422)
Net assets/(liabilities)	2,439	2,220	5,767	3,006	(1,967)	(2,416)	3,126	2,892
–attributable to non-controlling interests	1,027	934	2,607	1,335	(854)	(994)	1,248	1,153
–attributable to Rio Tinto	1,412	1,286	3,160	1,671	(1,113)	(1,422)	1,878	1,739

Cash flow statement summary for the year ended 31 December	2025 US$m	2024 US$m	2025 US$m	2024 US$m	2025 US$m	2024 US$m	2025 US$m	2024 US$m
Cash flows from operations	427	735	(143)	(850)	3,215	1,039	1,194	1,274
Dividends paid to non-controlling interests	–	(165)	–	–	–	–	(258)	(282)
(a)Under the terms of the project finance facility held by Oyu Tolgoi LLC, there are certain restrictions on the ability of Oyu Tolgoi LLC to make shareholder distributions.